Annual Total Returns[BarChart] - ProShares Short MidCap400 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.15%)	(17.86%)	(27.04%)	(11.23%)	(0.86%)	(19.51%)	(14.22%)	12.53%	(19.91%)	(25.83%)